Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate	26.23%	[1]	27.31%	[2]	27.33%	[2]
Upto Two Hundred Million Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income	₩ 200				₩ 200
Applicable tax rate	9.90%				11.00%
Greater Than Two Hundred Million To Twenty Billion Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate	20.90%				22.00%
Greater Than Two Hundred Million To Twenty Billion Won | Top of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income	₩ 20,000				₩ 20,000
Greater Than Two Hundred Million To Twenty Billion Won | Bottom of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income	₩ 200				₩ 200
Greater Than Twenty Billion Upto Three Hundred Billion Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate	23.10%		24.20%
Greater Than Twenty Billion Upto Three Hundred Billion Won | Top of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income	₩ 300,000		₩ 300,000
Greater Than Twenty Billion Upto Three Hundred Billion Won | Bottom of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income	20,000		20,000
Greater Than Three Hundred Billion Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income	₩ 300,000		₩ 300,000
Applicable tax rate	26.40%		27.50%

[1]	Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023.
[2]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2021 and 2022.